Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

September 30, 2021

	Shares/ Principal	Fair Value
Common Stocks - 97.8%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	241	$83,169
Northrop Grumman Corp.	1,482	533,742
		616,911
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	4,006	348,522
Expeditors International of Washington, Inc.	5,430	646,876
United Parcel Service, Inc., Class B	6,379	1,161,616
		2,157,014
Airlines - 0.0%†
Alaska Air Group, Inc. *	56	3,282

Auto Components - 0.1%
BorgWarner, Inc.	3,006	129,889

Automobiles - 3.1%
Tesla, Inc. *	4,763	3,693,611

Banks - 0.4%
Citigroup, Inc.	6,960	488,453

Beverages - 0.8%
Coca-Cola Europacific Partners PLC	520	28,751
Molson Coors Beverage Co., Class B	528	24,488
Monster Beverage Corp. *	8,222	730,360
PepsiCo, Inc.	1,470	221,103
		1,004,702
Biotechnology - 3.3%
AbbVie, Inc.	10,461	1,128,428
Amgen, Inc.	40	8,506
BioMarin Pharmaceutical, Inc. *	10,090	779,856
Exelixis, Inc. *	374	7,906
Gilead Sciences, Inc.	4,243	296,374
Incyte Corp. *	11,243	773,293
Moderna, Inc. *	1,942	747,398
Vertex Pharmaceuticals, Inc. *	1,386	251,407
		3,993,168
Building Products - 0.5%
Allegion PLC	787	104,026
Carrier Global Corp.	599	31,004
Lennox International, Inc.	44	12,943
Trane Technologies PLC	2,483	428,690
		576,663
Capital Markets - 1.0%
CME Group, Inc.	231	44,671
S&P Global, Inc.	2,610	1,108,963
Stifel Financial Corp.	287	19,504
		1,173,138
Chemicals - 0.2%
PPG Industries, Inc.	38	5,434
Sherwin-Williams Co. (The)	961	268,821
		274,255
Commercial Services & Supplies - 0.3%
Copart, Inc. *	867	120,270
IAA, Inc. *	4,397	239,945
		360,215

	Shares/ Principal	Fair Value

Construction Materials - 0.0%†
Vulcan Materials Co.	72	$12,180

Consumer Finance - 1.3%
Ally Financial, Inc.	8,746	446,483
American Express Co.	6,816	1,141,885
		1,588,368
Containers & Packaging - 0.0%†
Avery Dennison Corp.	60	12,433

Diversified Consumer Services - 0.3%
Service Corp. International	5,176	311,906

Diversified Financial Services - 0.0%†
Voya Financial, Inc.	99	6,078

Electric Utilities - 0.5%
Eversource Energy	81	6,623
OGE Energy Corp.	14,945	492,587
Portland General Electric Co.	793	37,263
		536,473
Electronic Equipment, Instruments & Components - 0.0%†
Zebra Technologies Corp., Class A *	49	25,256

Energy Equipment & Services - 0.1%
Schlumberger NV	2,496	73,981

Entertainment - 1.1%
Electronic Arts, Inc.	42	5,974
Live Nation Entertainment, Inc. *	365	33,262
Netflix, Inc. *	112	68,358
Roku, Inc. *	2,077	650,828
Spotify Technology SA *	1,027	231,424
Take-Two Interactive Software, Inc. *	865	133,271
Walt Disney Co. (The) *	98	16,579
Warner Music Group Corp., Class A	1,339	57,229
World Wrestling Entertainment, Inc., Class A	1,032	58,060
Zynga, Inc., Class A *	15,209	114,524
		1,369,509
Equity Real Estate Investment - 1.0%
American Homes 4 Rent, Class A	1,484	56,570
Equinix, Inc.	76	60,050
Invitation Homes, Inc.	12,396	475,139
Life Storage, Inc.	743	85,252
Prologis, Inc.	4,329	542,986
		1,219,997
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	5,149	2,313,703

Gas Utilities - 0.0%†
UGI Corp.	1,183	50,419

Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. *	1,505	1,001,472
Danaher Corp.	238	72,457
Dexcom, Inc. *	217	118,669
Edwards Lifesciences Corp. *	5,252	594,579
IDEXX Laboratories, Inc. *	1,835	1,141,186
Insulet Corp. *	117	33,255

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	133	$35,075
		2,996,693
Health Care Providers & Services - 0.5%
McKesson Corp.	2,998	597,741

Health Care Technology - 0.0%†
Cerner Corp.	605	42,665

Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc. *	213	505,634
Chipotle Mexican Grill, Inc. *	22	39,985
Darden Restaurants, Inc.	3,236	490,157
Domino's Pizza, Inc.	481	229,418
McDonald's Corp.	372	89,693
Six Flags Entertainment Corp. *	1,663	70,677
Starbucks Corp.	456	50,301
Wyndham Hotels & Resorts, Inc.	708	54,651
Wynn Resorts Ltd. *	1,545	130,939
		1,661,455
Household Durables - 0.3%
DR Horton, Inc.	2,140	179,696
Meritage Homes Corp. *	178	17,266
Whirlpool Corp.	899	183,270
		380,232
Household Products - 0.2%
Colgate-Palmolive Co.	3,713	280,629
Procter & Gamble Co. (The)	60	8,388
		289,017
Industrial Conglomerates - 0.0%†
Roper Technologies, Inc.	53	23,645

Insurance - 0.7%
Everest Re Group Ltd.	202	50,657
Marsh & McLennan Cos., Inc.	847	128,261
MetLife, Inc.	9,523	587,855
Willis Towers Watson PLC	328	76,247
		843,020
Interactive Media & Services - 9.5%
Alphabet, Inc., Class A *	664	1,775,217
Alphabet, Inc., Class C *	1,527	4,069,928
Facebook, Inc., Class A *	14,439	4,900,452
Match Group, Inc. *	434	68,134
Pinterest, Inc., Class A *	825	42,034
Snap, Inc., Class A *	1,565	115,607
Twitter, Inc. *	4,270	257,865
Zillow Group, Inc., Class C *	1,459	128,596
		11,357,833
Internet & Direct Marketing Retail - 7.2%
Amazon.com, Inc. *	2,437	8,005,642
eBay, Inc.	4,912	342,219
Etsy, Inc. *	755	157,010
Stitch Fix, Inc., Class A *	924	36,914
Wayfair, Inc., Class A *	62	15,842
		8,557,627

	Shares/ Principal	Fair Value

IT Services - 8.3%
Accenture PLC, Class A	838	$268,093
Automatic Data Processing, Inc.	1,973	394,442
Cloudflare, Inc., Class A *	406	45,736
Cognizant Technology Solutions Corp., Class A	3,541	262,778
EPAM Systems, Inc. *	1,309	746,758
Euronet Worldwide, Inc. *	258	32,838
Fidelity National Information Services, Inc.	2,445	297,508
Fiserv, Inc. *	95	10,307
Gartner, Inc. *	1,287	391,094
Mastercard, Inc., Class A	3,529	1,226,963
MongoDB, Inc. *	803	378,622
Okta, Inc. *	1,756	416,769
PayPal Holdings, Inc. *	6,749	1,756,157
Square, Inc., Class A *	47	11,272
StoneCo Ltd., Class A *	749	26,005
Toast, Inc., Class A *	1,121	55,994
Twilio, Inc., Class A *	471	150,273
Visa, Inc., Class A	15,037	3,349,492
Western Union Co. (The)	3,359	67,919
		9,889,020
Leisure Products - 0.0%†
Peloton Interactive, Inc., Class A *	115	10,011

Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	2,303	362,791
Bio-Rad Laboratories, Inc., Class A *	47	35,060
Bruker Corp.	5,223	407,916
Mettler-Toledo International, Inc. *	649	893,907
PPD, Inc. *	753	35,233
Repligen Corp. *	88	25,431
		1,760,338
Machinery - 1.5%
Caterpillar, Inc.	1,692	324,813
Deere & Co.	2,149	720,066
Otis Worldwide Corp.	9,090	747,925
		1,792,804
Media - 0.8%
Altice USA, Inc., Class A *	4,862	100,741
Charter Communications, Inc., Class A *	1,045	760,300
Nexstar Media Group, Inc., Class A	851	129,318
Sirius XM Holdings, Inc.	3,159	19,270
		1,009,629
Multiline Retail - 0.6%
Kohl's Corp.	238	11,207
Target Corp.	3,067	701,638
		712,845
Multi-Utilities - 0.5%
DTE Energy Co.	5,512	615,745

Oil, Gas & Consumable Fuels - 0.2%
Antero Midstream Corp.	3,521	36,689
Cheniere Energy, Inc. *	1,550	151,389

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	186	$14,930
		203,008
Personal Products - 0.8%
Estee Lauder Cos, Inc. (The), Class A	3,178	953,178

Pharmaceuticals - 0.6%
Johnson & Johnson	1,345	217,217
Royalty Pharma PLC, Class A	1,535	55,475
Zoetis, Inc.	2,064	400,705
		673,397
Professional Services - 0.9%
Equifax, Inc.	2,554	647,235
Robert Half International, Inc.	3,871	388,377
		1,035,612
Road & Rail - 1.3%
Landstar System, Inc.	3,402	536,903
Lyft, Inc., Class A *	154	8,253
Old Dominion Freight Line, Inc.	2,596	742,404
Ryder System, Inc.	1,445	119,516
XPO Logistics, Inc. *	1,053	83,798
		1,490,874
Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc. *	7,770	799,533
Analog Devices, Inc.	421	70,509
Applied Materials, Inc.	10,774	1,386,937
Broadcom, Inc.	179	86,802
Intel Corp.	11,189	596,150
KLA Corp.	2,153	720,200
Lam Research Corp.	998	568,012
Marvell Technology, Inc.	593	35,764
NVIDIA Corp.	13,185	2,731,405
QUALCOMM, Inc.	5,547	715,452
Silicon Laboratories, Inc. *	149	20,884
Synaptics, Inc. *	113	20,309
Xilinx, Inc.	225	33,973
		7,785,930
Software - 18.7%
Adobe, Inc. *	3,278	1,887,210
Autodesk, Inc. *	109	31,083
Bill.com Holdings, Inc. *	517	138,013
Cadence Design Systems, Inc. *	235	35,588
Crowdstrike Holdings, Inc., Class A *	1,824	448,303
Datadog, Inc., Class A *	642	90,747
DocuSign, Inc. *	2,344	603,416
Dropbox, Inc., Class A *	741	21,652
Fair Isaac Corp. *	1,654	658,176
Fortinet, Inc. *	2,392	698,560
HubSpot, Inc. *	1,604	1,084,448
Intuit, Inc.	3,790	2,044,743
Manhattan Associates, Inc. *	2,102	321,669
Microsoft Corp.	33,728	9,508,598
PagerDuty, Inc. *	1,480	61,302
Palantir Technologies, Inc., Class A *	2,169	52,143

	Shares/ Principal	Fair Value

Software (continued)
Paycom Software, Inc. *	759	$376,274
Paylocity Holding Corp. *	22	6,169
PTC, Inc. *	96	11,500
ServiceNow, Inc. *	3,071	1,910,991
Smartsheet, Inc., Class A *	557	38,333
Splunk, Inc. *	2,190	316,915
SS&C Technologies Holdings, Inc.	105	7,287
Synopsys, Inc. *	1,155	345,818
VMware, Inc., Class A *	4,877	725,210
Workday, Inc., Class A *	2,482	620,227
Zendesk, Inc. *	1,480	172,257
Zoom Video Communications, Inc., Class A *	818	213,907
		22,430,539
Specialty Retail - 3.6%
American Eagle Outfitters, Inc.	191	4,928
Dick's Sporting Goods, Inc.	1,767	211,633
Home Depot, Inc. (The)	4,953	1,625,872
Lowe's Cos., Inc.	2,351	476,924
National Vision Holdings, Inc. *	394	22,367
TJX Cos., Inc. (The)	18,204	1,201,100
Ulta Beauty, Inc. *	2,000	721,840
		4,264,664
Technology Hardware, Storage & Peripherals - 11.0%
Apple, Inc.	82,838	11,721,577
Dell Technologies, Inc., Class C *	792	82,400
Hewlett Packard Enterprise Co.	16,953	241,580
NetApp, Inc.	11,045	991,399
Western Digital Corp. *	2,776	156,678
		13,193,634
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. *	187	26,830
Levi Strauss & Co., Class A	2,602	63,775
Lululemon Athletica, Inc. *	484	195,875
NIKE, Inc., Class B	495	71,889
Ralph Lauren Corp.	2,126	236,071
		594,440
Trading Companies & Distributors - 0.0%†
SiteOne Landscape Supply, Inc. *	165	32,913

Total Common Stocks (Cost - $83,231,597)		117,190,113
Short-Term Investments - 1.8%
Money Market Funds - 1.8%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $2,139,993)	2,139,993	2,139,993

Total Investments - 99.6% (Cost - $85,371,590)		$119,330,106
Other Assets Less Liabilities - Net 0.4%		423,024
Total Net Assets - 100.0%		$119,753,130

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	8	12/17/2021	$2,349,200	$(99,483)